PIMCO RAFI ESG US ETF Expense Example - PIMCO RAFI ESG US ETF - PIMCO RAFI ESG US ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	$ 380